Cover	12 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	THE HAIN CELESTIAL GROUP, INC.
Entity Central Index Key	0000910406